CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Equity (deficit) attributable to The9 limited USD ($)	Equity (deficit) attributable to The9 limited CNY (¥)	Noncontrolling interest USD ($)	Noncontrolling interest CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2016		¥ 1,931,642		¥ 2,525,599,832		¥ 28,071,982		¥ 2,582,023		¥ (2,897,802,287)		¥ (339,616,808)		¥ (362,437,649)		¥ (702,054,457)
Balance (in shares) at Dec. 31, 2016 | shares	23,915,501	23,915,501
Net loss										(118,165,850)		(118,165,850)		3,955,640		(114,210,210)
Currency translation adjustments								(19,027,771)				(19,027,771)		9,502,010		(9,525,761)
Minority interest change in redemption value																(57,126,233)
Disposal of Yunmei Partnership														117,983		117,983
Contributions from noncontrolling interest														20,000,000		20,000,000
Exercise of options		¥ 425,483		(425,483)
Exercise of options (in shares) | shares	6,328,535	6,328,535
Share-based compensation				37,727,861								37,727,861		301,852		38,029,713
Change in redemption value of redeemable noncontrolling interest				(57,126,233)								(57,126,233)				(57,126,233)
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares				(7,060)								(7,060)		7,060		(7,060)
Issuance of shares		¥ 971,727		21,446,398								22,418,125				22,418,125
Issuance of shares, (in shares) | shares	14,300,000	14,300,000
Balance at Dec. 31, 2017		¥ 3,328,852		2,527,215,315		28,071,982		(16,445,748)		(3,015,968,137)		(473,797,736)		(328,553,104)		(802,350,840)
Balance (in shares) at Dec. 31, 2017 | shares	44,544,036	44,544,036
Net loss										(217,092,926)		(217,092,926)		(16,332,968)		(233,425,894)
Currency translation adjustments								7,241,192				7,241,192		(8,555,457)		(1,314,265)
Minority interest change in redemption value																(40,918,773)
Derecognition of noncontrolling interests														(20,000,000)		(20,000,000)
Share-based compensation				3,645,751								3,645,751		252,577		3,898,328
Change in redemption value of redeemable noncontrolling interest				(40,918,773)								(40,918,773)				(40,918,773)
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares																0
Issuance of shares		¥ 3,173,806		6,126,772								9,300,578				9,300,578
Issuance of shares, (in shares) | shares	46,771,429	46,771,429
Balance at Dec. 31, 2018		¥ 6,502,658		2,496,069,065		28,071,982		(9,204,556)		(3,233,061,063)		(711,621,914)		(373,188,952)		(1,084,810,866)
Balance (in shares) at Dec. 31, 2018 | shares	91,315,465	91,315,465
Net loss										(40,486,287)		(40,486,287)		(7,030,290)		(47,516,577)
Currency translation adjustments								(609,897)				(609,897)		(2,033,054)		(2,642,951)
Minority interest change in redemption value																(10,497,201)
Share-based compensation														128,986		128,986
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares																0
Issuance of shares		¥ 257,364		1,504,109								1,761,473				1,761,473
Issuance of shares, (in shares) | shares	3,744,882	3,744,882
Balance at Jun. 30, 2019		¥ 6,924,074		2,495,278,554		28,071,982		(9,814,453)		(3,273,547,350)		(753,087,193)		(382,123,310)		(1,135,210,503)
Balance (in shares) at Jun. 30, 2019 | shares	97,479,702	97,479,702
Balance at Dec. 31, 2018		¥ 6,502,658		2,496,069,065		28,071,982		(9,204,556)		(3,233,061,063)		(711,621,914)		(373,188,952)		(1,084,810,866)
Balance (in shares) at Dec. 31, 2018 | shares	91,315,465	91,315,465
Net loss										(177,795,168)		(177,795,168)		(13,517,983)		(191,313,151)
Currency translation adjustments								5,426,604				5,426,604		(6,220,135)	$ (113,984)	(793,531)
Minority interest change in redemption value															(1,842,569)	(12,827,598)
Share-based compensation	$ 6,169,355	¥ 425,593		21,279,647								21,705,240		45,293		21,750,533
Change in redemption value of redeemable noncontrolling interest				(12,827,598)								(12,827,598)				(12,827,598)
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares															0	0
Issuance of shares		¥ 1,041,557		35,031,364								36,072,921				36,072,921
Issuance of shares, (in shares) | shares	15,444,882	15,444,882
Balance at Dec. 31, 2019	$ 1,144,791	¥ 7,969,808	$ 364,783,889	2,539,552,478	$ 4,032,288	28,071,982	$ (542,669)	(3,777,952)	$ (489,938,842)	(3,410,856,231)	$ (120,520,543)	(839,039,915)	$ (56,433,936)	(392,881,777)	(176,954,479)	(1,231,921,692)
Balance (in shares) at Dec. 31, 2019 | shares	112,929,702	112,929,702
Net loss										450,573,532		450,573,532		(2,032,463)		448,541,069
Currency translation adjustments								(996,673)				(996,673)		(263,087)	(178,307)	(1,259,760)
Minority interest change in redemption value															(104,492)	(738,246)
Share-based compensation		¥ 1,114,172		33,312,745								34,426,917				34,426,917
Change in redemption value of redeemable noncontrolling interest				(738,246)								(738,246)				(738,246)
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares															0	0
Issuance of shares		¥ 2,416,878		54,235,021								56,651,898				56,651,898
Issuance of shares, (in shares) | shares	34,110,000	34,110,000
Balance at Jun. 30, 2020	$ 1,627,841	¥ 11,500,858	$ 364,296,094	¥ 2,573,788,331	$ 3,973,331	¥ 28,071,982	$ (675,804)	¥ (4,774,625)	$ (419,000,821)	¥ (2,960,282,699)	$ (49,779,359)	¥ (351,696,153)	$ (55,933,720)	¥ (395,177,327)	$ (105,713,079)	¥ (746,873,480)
Balance (in shares) at Jun. 30, 2020 | shares	162,789,702	162,789,702